Summary of significant accounting policies - Intangible assets (Details)	Dec. 31, 2025
Customer relationships
Intangible assets, net
Estimated useful lives	10 years
Brand name
Intangible assets, net
Estimated useful lives	15 years
Technology
Intangible assets, net
Estimated useful lives	5 years
Land use rights
Intangible assets, net
Estimated useful lives	30 years
Audio - visual license
Intangible assets, net
Estimated useful lives	9 years
Acquired computer software
Intangible assets, net
Estimated useful lives	5 years